Intangible Assets (Including Goodwill)	12 Months Ended
Dec. 31, 2017
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Intangible Assets (Including Goodwill)

NOTE 16—INTANGIBLE ASSETS (INCLUDING GOODWILL)

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2017	457	28	21	18	9	3	79
Additions	—	—	—	—	6	—	6
Amortization expense	—	(1)	(9)	(1)	—	(1)	(12)
Transfer during the period	—	1	7	—	(6)	—	2
Effects of changes in foreign exchange rates	(54)	(4)	(1)	(2)	—	—	(7)

Net balance at December 31, 2017	403	24	18	15	9	2	68

Cost	403	81	55	38	9	3	186
Less accumulated amortization and impairment	—	(57)	(37)	(23)	—	(1)	(118)

Net balance at December 31, 2017	403	24	18	15	9	2	68

(in millions of Euros)	Goodwill	Technology	Computer Software	Customer relationships	Work in Progress	Other	Total intangible assets (excluding goodwill)
Net balance at January 1, 2016	443	28	23	18	7	2	78
Additions	—	—	1	—	4	—	5
Amortization expense	—	(1)	(9)	(1)	—	—	(11)
Transfer during the period	—	—	2	—	(2)	—	—
Effects of changes in foreign exchange rates	14	1	4	1	—	1	7

Net balance at December 31, 2016	457	28	21	18	9	3	79

Cost	457	91	52	43	9	3	198
Less accumulated amortization and impairment	—	(63)	(31)	(25)	—	—	(119)

Net balance at December 31, 2016	457	28	21	18	9	3	79

Impairment tests for goodwill

Goodwill in the amount of €403 million has been allocated to the Group’s operating segment Packaging and Automotive Rolled Products (“P&ARP”) for €396 million, Aerospace and Transportation (“A&T”) for €5 million and Automotive Structures and Industry (“AS&I”) for €2 million.

At December 31, 2017, the recoverable amount of the A&T and AS&I operating segments has been determined based on value in use calculations and significantly exceed their carrying value. No reasonable change in the assumptions retained could lead to a potential impairment charge.

For the P&ARP operating segment, the recoverable value (determined on the basis of fair value less costs of disposal) was estimated by applying a discounted cash flow model and market participant’s assumptions and has been classified as a level 3 measurement under the fair value hierarchy provided by IFRS 13.

The projected future cash flows are based on the 2018-2025 medium and long term business plan approved by the management and reviewed by the Board of Directors. They include significant capital expenditures for the Automotive Body Sheet (up to 2020) and its related returns. Considering the significant level of future capital expenditures needed to address the Automotive Body Sheet market and the related Automotive Body Sheet cash inflows ramping-upfrom 2018/2019 to reach a normative level in 2023/2024, cash flows were projected over an 8-year period. The terminal value assumes a normative cash flow and a long term growth rate ranging from 0% to 1.5%. The discount rates applied to cash flows projections range between 10% and 12%. It was concluded that the carrying value (€1,204 million) did not exceed the recoverable value (€1,554 million) as at December 31, 2017. Accordingly, the impairment test carried out at the P&ARP operating segment level did not lead to a goodwill impairment.

The key assumptions used in the determination of the fair value less costs of disposal for the P&ARP operating segment are the discount rates, the perpetual growth rates used to extrapolate cash-flows beyond the forecast period and the forecasted shipments for Automotive Body Sheet, products and related revenues. They have been determined considering what market participants would assume in estimating fair value:

-	Discount rates used represent the current market assessment of the risks specific to the P&ARP operating segment taking into consideration the time value of money and the risks associated with the underlying assets.

-	The growth rates used to extrapolate cash-flows beyond the forecast period were developed internally and are consistent with external sources of information.

-	Expected shipments and related revenues were determined based on estimates of future supply and demand for Automotive Body Sheet products. These estimates were developed internally based on our industry knowledge and our analysis of available market data regarding expected future demand and industry capacity.

Sensitivity analysis: the calculation of the recoverable value of the P&ARP operating segment is most sensitive to the following assumptions:

-	Discount rate: an increase in the discount rate by 2.25% would result in the recoverable value equaling the carrying value;

-	Perpetual growth rate: a decrease in the perpetual growth rate by 5% would result in the recoverable value equaling the carrying value; or

-	Automotive Body Sheet shipments: 65% lower shipments in the Automotive Body Sheet US business would result in the recoverable value equaling the carrying value.